Income Taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current					$ 1,715	$ 3,240	$ 886
Deferred					2,414	854	2,511
Change in valuation allowance					13	109	137
Income tax expense	$ 1,327	$ 1,313	$ 2,931	$ 2,559	$ 4,142	$ 4,203	$ 3,534